17 Other receivables	12 Months Ended
Dec. 31, 2020
Other Receivables
Other receivables
Note	17 | Other receivables

	Note	12.31.20	12.31.19
Non-current:
Credit for Real estate asset		2,151	2,894
Financial credit		14	30
Related parties	35.d	3	5
Allowance for the impairment of other receivables		(2,126)	(2,894)
Total non-current		42	35

Current:
Credit for Real estate asset	38	36	82
Judicial deposits		77	93
Security deposits		38	34
Prepaid expenses		43	21
Advances to personnel		2	-
Financial credit		18	61
Advances to suppliers		73	-
Tax credits		326	20
Related parties	35.d	19	35
Subtotal		632	346

Debtors for complementary activities		69	137
Allowance for the impairment of other receivables		(77)	(89)
Total current		624	394

The value of the Company’s other financial receivables approximates their fair value.

The non-current other receivables are measured at amortized cost, which does not differ significantly from their fair value.

The roll forward of the allowance for the impairment of other receivables is as follows:

	12.31.20	12.31.19
Balance at beginning of year	2,983	162
Increase (1)	93	2,935
Result from exposure to inlfation	(790)	(58)
Recovery	(83)	(56)
Balance at end of the year	2,203	2,983

(1)   As of December 31, 2019, the impairment charge was charged to finance costs, net of the receivable revaluation.

The aging analysis of these other receivables is as follows:

	12.31.20	12.31.19
Without expiry date	134	160
Past due	65	69
Up to 3 months	83	125
From 3 to 6 months	317	20
From 6 to 9 months	11	16
From 9 to 12 months	14	4
More than 12 months	42	35
Total other receivables	666	429

At the Statement of Financial Position date, the maximum exposure to credit risk is the carrying amount of each class of other receivables.

The carrying amount of the Company’s other receivables is denominated in Argentine pesos.